Goodwill and Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangibles

NOTE 5. GOODWILL AND INTANGIBLES

Goodwill and other intangible assets, which consist of core deposit intangibles, are summarized as follows:

	June 30, 2018	December 31, 2017
	(Dollars in thousands)
Goodwill	$4,485	$4,485
Core deposit intangible	7,179	7,179

Total	11,664	11,664
Less: Accumulated amortization	(4,044)	(3,693)

Total, net	$7,620	$7,971

Amortization expense for core deposit intangibles for the six months ended June 30, 2018 and 2017 totaled $351 thousand each.

The estimated amount of amortization expense for core deposit intangible assets to be recognized over the next five fiscal years is as follows:

Type of intangibles	Remainder of 2018	2019	2020	2021	2022	2023
	(Dollars in thousands)
Core deposit intangible	$351	$703	$703	$607	$371	$239

NOTE 7. GOODWILL AND INTANGIBLES

Goodwill and other intangible assets, which consist of core deposit intangibles, are summarized as follows:

	December 31,
	2017	2016
	(Dollars in thousands)
Goodwill	$4,485	$4,485
Core deposit intangible	7,179	7,179

Total	11,664	11,664
Less: Accumulated amortization	(3,693)	(2,990)

Total, net	$7,971	$8,674

Amortization expense for core deposit intangibles for the year ended December 31, 2017 and 2016 totaled $703 thousand and $671 thousand, respectively.

The estimated amount of amortization expense for core deposit intangible assets to be recognized over the next five fiscal years is as follows:

Type of intangibles	2018	2019	2020	2021	2022
	(Dollars in thousands)
Core deposit intangible	$703	$703	$703	$607	371